Organization and Business Overview - Schedule of PIPE, After Deducting Accrued and Paid Commissions and Offering Expenses (Details)	12 Months Ended
Nov. 30, 2025 USD ($)
PIPE [Member]
Schedule of PIPE and ESOP, After Deducting Accrued and Paid Commissions and Offering Expenses [Line Items]
Gross proceeds from the Offering	$ 3,922,500
Total Gross Proceeds	3,922,500
SEC registration fee	(994)
Transfer Agent Expenses	(1,495)
Legal fees and expenses	(64,000)
Accounting fees and expense	(38,000)
Total Deductions	(104,489)
Net Proceeds	3,818,011
ESOP [Member]
Schedule of PIPE and ESOP, After Deducting Accrued and Paid Commissions and Offering Expenses [Line Items]
Gross proceeds from the Offering	787,500
Total Gross Proceeds	787,500
Legal fees and expenses	(14,285)
Share base compensation expenses	(24,190)
Total Deductions	(38,475)
Net Proceeds	$ 749,025